Note 6 - Product Warranties - Changes in Accrual for Product Warranties (Details) - USD ($)	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023
Balance at beginning of year	$ 80,000	$ 75,000
Liabilities accrued for warranties issued during the year	83,000	114,577
Warranty claims paid during the period	(76,465)	(84,548)
Changes in liability for pre-existing warranties during the year	(21,535)	(25,029)
Balance at end of year	$ 65,000	$ 80,000